UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   March 25,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: 42,128



List of Other Included Managers:

No.  13F File Number    Name
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGL RESOURCES INC              COM              001204106     1528    40600 SH       SOLE                    40600
AMERICAN ELECTRIC POWER        COM              025537101     2384    51200 SH       SOLE                    51200
ATMOS ENERGY CORP              COM              049560105     2134    76100 SH       SOLE                    76100
CHESAPEAKE UTILITIES CORP      COM              165303108      742    23300 SH       SOLE                    23300
COVANTA HOLDING CORP           COM              22282E102      252     9100 SH       SOLE                     9100
EDISON INTERNATIONAL           COM              281020107     2412    45200 SH       SOLE                    45200
EL PASO CORP                   COM              28336L109     1540    89300 SH       SOLE                    89300
EL PASO ELECTRIC CO            COM              283677854      680    26600 SH       SOLE                    26600
EMPIRE DISTRICT ELEC CO        COM              291641108      597    26200 SH       SOLE                    26200
ENERGY CONVERSION DEVICES      COM              292659109      236     7000 SH       SOLE                     7000
ENTERGY CORP                   COM              29364G103      861     7200 SH       SOLE                     7200
ITRON INC                      COM              465741106      355     3700 SH       SOLE                     3700
KINDER MORGAN ENERGY PARTNERS  COM              494550106     3212    59500 SH       SOLE                    59500
MASTEC INC                     COM              576323109      319    31400 SH       SOLE                    31400
MDU RESOURCES GROUP INC        COM              552690109      679    24600 SH       SOLE                    24600
MGE ENERGY INC                 COM              55277P104     1041    29355 SH       SOLE                    29355
MIRANT CORP                    COM              60467R100      663    17000 SH       SOLE                    17000
NORTHEAST UTILITIES            COM              664397106     1522    48600 SH       SOLE                    48600
NRG ENERGY INC                 COM              629377508      542    12500 SH       SOLE                    12500
ONEOK INC                      COM              682680103     2091    64800 SH       SOLE                    64800
PG&E CORP                      COM              69331C108     2358    54744 SH       SOLE                    54744
PEPCO HOLDINGS INC             COM              713291102      522    17800 SH       SOLE                    17800
PUBLIC SERVICE ENTERPRISE GRP  COM              744573106     1238    12600 SH       SOLE                    12600
QUANTA SERVICES INC            COM              74762E102      210     8000 SH       SOLE                     8000
QUESTAR CORP                   COM              748356102     1055    19500 SH       SOLE                    19500
SOUTH JERSEY INDUSTRIES        COM              838518108      303     8400 SH       SOLE                     8400
SOUTHERN UNION CO              COM              844030106     1618    55100 SH       SOLE                    55100
SUNPOWER CORP-CL A             COM              867652109      489     3750 SH       SOLE                     3750
SOUTHERN CO                    COM              842587107     1519    39200 SH       SOLE                    39200
UGI CORPORATION                COM              902681105      564    20700 SH       SOLE                    20700
UIL HOLDINGS CORP              COM              902748102     1886    51055 SH       SOLE                    51055
WESTAR ENERGY INC              COM              95709T100     2514    96900 SH       SOLE                    96900
WILLIAMS COS INC               COM              969457100      454    12700 SH       SOLE                    12700
XCEL ENERGY INC                COM              98389B100     2798   123982 SH       SOLE                   123982

